[INVESCO ICON] INVESCO|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor



December 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO STOCK FUNDS, INC.
      1933 ACT NO. 002-26125
      1940 ACT NO. 811-1474
      CIK NO. 0000035692

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Stock Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive forms of its Prospectuses and Statements of Additional Information for filing under Rule 497(j) do not differ from those contained in Post-Effective Amendment No. 70 under the 1933 Act and Amendment No. 44 under the Investment Company Act of 1940 to the Fund's Registration Statement, which was electronically filed pursuant to Rule 485(b) on November 22, 2002. This Post-Effective Amendment became effective November 29, 2002.

If  you  have  any  questions  or  comments   please  contact  Kim  Springer  at
720-624-6671 or the undersigned at 720-624-6243.

Sincerely,



/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/lm